Variable Interest Entities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) Trust	Dec. 31, 2022 USD ($)
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of statutory business trusts | Trust	20
Percentage of equity shares of each trust owned by the company	100.00%
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	$ 87,554,000	$ 75,021,000
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	11,751,000	11,277,000
Unfunded Loan Commitment [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	$ 63,539,000	$ 77,143,000